SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Reportable Operating Segments
Information about reported segment profit or loss and assets:

	US dollars
(in thousands)	Location based services	Wireless communications products	Total

Year ended December 31, 2016
Revenues	141,940	57,634	199,574
Operating income	45,747	2,251	47,998
Assets	84,777	15,793	100,570
Goodwill	1,562	1,844	3,406
Expenditures for assets	9,063	268	9,331
Depreciation and amortization	8,980	180	9,160
Impairment of goodwill and intangible assets	-	-	-
Year ended December 31, 2015
Revenues	127,683	47,945	175,628
Operating income	38,328	2,316	40,644
Assets	62,236	10,463	72,699
Goodwill	1,539	1,817	3,356
Expenditures for assets	14,478	393	14,871
Depreciation and amortization	8,636	152	8,788
Impairment of goodwill and intangible assets	-	929	929
Year ended December 31, 2014
Revenues	133,692	48,435	182,127
Operating income	42,603	3,267	45,870
Assets	63,795	11,094	74,889
Goodwill	1,544	2,497	4,041
Expenditures for assets	12,574	598	13,172
Depreciation and amortization	8,920	148	9,068
Impairment of goodwill and intangible assets	34	888	922

Reconciliation of Reporting Information from Segments to Consolidated Totals
Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise’s consolidated totals:

	US dollars
	Year ended December 31,
(in thousands)	2016	2015	2014

Total revenues of reportable segment and consolidated revenues	199,574	175,628	182,127

Operating income
Total operating income for reportable segments	47,998	40,644	45,870
Unallocated amounts:
Other income (expenses) income	-	-	-
Financing income, net	2,056	1,189	1,704
Consolidated income before taxes on income	50,054	41,833	47,574

Assets
Total assets for reportable segments (*)	103,976	76,055	78,930
Other unallocated amounts:
Current assets	43,874	46,119	57,159
Investments in affiliated and other companies	12,060	4,783	1,095
Property and equipment, net	10,912	8,730	7,786
Other unallocated amounts	7,197	6,316	7,367
Consolidated total assets (at year end)	178,019	142,003	152,337

Other significant items
Total expenditures for assets of reportable segments	9,331	14,871	13,172
Unallocated amounts	4,498	3,676	1,917
Consolidated total expenditures for assets	13,829	18,547	15,089

Total depreciation, amortization and impairment for reportable segments	9,160	9,717	9,990
Unallocated amounts	2,475	2,245	2,229
Consolidated total depreciation, amortization and impairment	11,635	11,962	12,219

(*)	Including goodwill.

Schedule of Revenues and Long-Lived Assets by Geographical Areas
Geographic information

	Revenues
	Year ended December 31,
(in thousands)	2016	2015	2014

Israel	101,273	88,556	90,061
United States	8,697	7,811	7,568
Brazil	70,982	58,403	66,462
Argentina	14,772	17,324	13,792
Others	3,850	3,534	4,244
Total	199,574	175,628	182,127

	Property and equipment, net
	December 31,
(in thousands)	2016	2014	2013

Israel	11,973	9,934	8,563
United States	106	73	120
Brazil	19,188	17,228	17,801
Argentina	4,377	4,279	5,424
Total	35,644	31,514	31,908